Financial income and expenses (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Feb. 24, 2017	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial income [Abstract]
Interest income from loans and credits			$ 36,296	$ 325	$ 286
Interest rates benefits derivatives: cash flow hedges			148	682	3,012
Total			36,444	1,007	3,298
Financial expenses [Abstract]
Expenses due to interest - Loans from credit entities			(256,736)	(253,660)	(242,919)
Expenses due to interest - Other debts			(100,057)	(137,562)	(90,995)
Interest rates losses derivatives: cash flow hedges			(68,226)	(72,495)	(74,093)
Total			(425,019)	(463,717)	(408,007)
Non-monetary financial income		$ 36,600
Other financial income / (expenses) [Abstract]
Dividend from ACBH (Brazil)			0	10,383	27,948
Impairment preferred equity investment in ACBH			0	0	(22,076)
Other financial income			14,431	28,809	13,027
Other financial losses			(22,666)	(20,758)	(10,394)
Total			(8,235)	18,434	$ 8,505
Dividends retained from Abengoa	$ 10,400
Liberty [Member]
Financial expenses [Abstract]
Increase in amortized cost			$ 23,000
Abengoa [Member]
Other financial income / (expenses) [Abstract]
Other financial income resulting from termination of currency swap agreement				$ 16,200